ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
ACCOUNTS RECEIVABLE
Accounts receivable	$ 11,618		¥ 90,453		¥ 80,878
Allowance for doubtful accounts	(1,027)		(3,585)		(7,147)
Accounts receivable, net	10,591		86,868		¥ 73,731
The rollforward in the allowance for doubtful accounts were as follows:
Balance at the beginning of the year	515	¥ 3,585	12,969	¥ 57
Provisions for the year	648	4,510	1,303	14,840
Reversal of provisions from prior periods due to subsequent cash collection during the year	(32)	(221)	(709)	0
Amounts written off during the year	(105)	(734)	(9,989)	(1,928)
Foreign exchange gain or loss	1	7	11	0
Balance at the end of the year	$ 1,027	¥ 7,147	¥ 3,585	¥ 12,969